Document and Entity Information	Mar. 02, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2020
Entity Registrant Name	Humana Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-05975
Entity Tax Identification Number	61-0647538
Entity Address, Address Line One	500 W. Main Street
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40202
City Area Code	502
Local Phone Number	580-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000049071
Title of 12(b) Security	Common Stock
Trading Symbol	HUM
Security Exchange Name	NYSE